Deposits and Subordinated Debt	9 Months Ended
Jul. 31, 2024
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Deposits and Subordinated Debt
Note 4: Deposits and Subordinated Debt
Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice (1)	Payable on a fixed date (2) (3)	July 31, 2024	October 31, 2023
Deposits by:

Banks (4)	$4,185	$1,540	$1,527	$22,344	$29,596	$29,587
Business and government	68,507	39,971	204,459	294,326	607,263	575,957
Individuals	3,671	33,959	138,331	152,419	328,380	305,335
Total (5)	$76,363	$75,470	$344,317	$469,089	$965,239	$910,879
Booked in:
Canada	$65,553	$64,761	$143,334	$328,469	$602,117	$564,412
United States	10,691	10,708	198,739	95,055	315,193	301,064
Other countries	119	1	2,244	45,565	47,929	45,403
Total	$76,363	$75,470	$344,317	$469,089	$965,239	$910,879

(1)	Includes $46,607 million of non-interest bearing deposits as at July 31, 2024 ($49,515 million as at October 31, 2023).
(2)
Includes $64,189 million of senior unsecured debt as at July 31, 2024 subject to the Bank Recapitalization
(Bail-In)
regime ($63,925 million as at October 31, 2023). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Deposits totalling $31,363 million as at July 31, 2024 ($30,852 million as at October 31, 2023) can be redeemed early, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

(4)	Includes regulated and central banks.
(5)
Includes $506,950 million of deposits denominated in U.S. dollars as at July 31, 2024 ($492,404 million as at October 31, 2023), and $56,436 million of deposits denominated in other foreign currencies ($55,705 million as at October 31, 2023).

 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total

As at July 31, 2024	$277,253	$84,052	$45,562	$406,867
As at October 31, 2023	269,262	73,226	43,106	385,594
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total

As at July 31, 2024	$51,757	$39,244	$60,405	$125,847	$277,253
As at October 31, 2023	55,070	38,509	61,370	114,313	269,262
Subordinated Debt
On Aug 12, 2024, we announced our intention to redeem all of our $1,000 million 2.88
% Series J Medium-Term Notes (non-viability contingent capital (NVCC)) First Tranche, at a redemption price of 100% of the principal amount plus unpaid accrued interest to, but excluding, the redemption date on
September 17, 2024.
On July 3, 2024, we issued $
1,000 million of 4.976
% Series M Medium-Term Notes (NVCC) Second Tranche through our Canadian Medium-Term Note Program. The notes will reset to a floating rate on
July 3, 2029.